Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation

Property and equipment, stated at cost less accumulated depreciation, consisted of the following as of March 31:

	2025	2026	2026
	HK$	HK$	US$
Office equipment	14,488	14,488	1,848
Leasehold improvements	246,332	246,332	31,420
Motor Vehicles	350,082	350,082	44,653
Less: accumulated depreciation	(418,357)	(488,373)	(62,292)
Net book value	192,545	122,529	15,629